Derivative financial instruments and Short positions (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Nominal Value Retained Risk Total Rate Of Return Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Derivatives Portfolio Stockholders Equity Credit Swaps	R$ 3,456,614	R$ 3,725,358	R$ 3,984,392
Credit Derivatives Portfolio Stockholders Equity Credit Total	3,456,614	3,725,358	3,984,392
Nominal Value Transferred Risk Credit Swap [Member]
IfrsStatementLineItems [Line Items]
Credit Derivatives Portfolio Stockholders Equity Credit Swaps	10,293,916	7,831,108
Credit Derivatives Portfolio Stockholders Equity Credit Total	R$ 10,293,916	R$ 7,831,108